Convertible Credit Facilities (Monte Carlo Valuation Model Assumptions) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012 ExchangeRate	Dec. 31, 2011 ExchangeRate
Debt Conversion [Line Items]
Floor conversion price	8.88	8.88
Ceiling conversion price	11.88	11.88
Expected volatility	70.00%	71.00%
Risk-free rate of return	2.26%	2.41%
Spot Cdn$ exchange rate	1.01	0.98
Minimum [Member]
Debt Conversion [Line Items]
Forward Cdn$ exchange rate curve	0.96	0.96
Maximum [Member]
Debt Conversion [Line Items]
Forward Cdn$ exchange rate curve	1.01	1.01